CONSOLIDATED VARIABLE INTEREST ENTITIES (Narrative) (Details) $ in Millions	Jun. 30, 2018 USD ($) subsidiary
Variable Interest Entity [Line Items]
Number of variable interest entities | subsidiary	35
Variable Interest Entities With Assets Accounted for as Direct Financing Leases [Member]
Variable Interest Entity [Line Items]
Number of variable interest entities | subsidiary	16
Carrying value of vessels	$ 105.5
Unearned lease income	31.6
Outstanding loan balance	$ 50.0
Variable Interest Entities With Assets Accounted for as Operating Lease Assets [Member]
Variable Interest Entity [Line Items]
Number of variable interest entities | subsidiary	19
Carrying value of vessels	$ 366.1
Outstanding loan balance	199.8
Outstanding loan balance, current portion	$ 68.9